Reverse Recapitalization and Sonnet Acquisition	12 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Reverse Recapitalization and Sonnet Acquisition
NOTE 5. REVERSE RECAPITALIZATION AND SONNET ACQUISITION
On July 11, 2025, Sonnet, the Company and its wholly-owned subsidiaries (Rorschach, Sonnet Merger Sub Inc., and Rorschach Merger Sub LLC), entered into the BCA, which provided for the Rorschach Merger and the Sonnet Merger. On December 2, 2025, the Closing of the transactions contemplated by the BCA was completed. Upon the Closing, each of Sonnet and Rorschach became wholly-owned subsidiaries of the Company.

Reverse Recapitalization
As described in Note 1, pursuant to the terms of the BCA Rorschach merged with Rorschach Merger Sub LLC, a wholly-owned subsidiary of HSI on the Closing Date. The Rorschach Merger was accounted for as a reverse recapitalization with Rorschach as the accounting acquirer. Prior to the Reverse Recapitalization, HSI did not have any material assets or liabilities. Pursuant to the terms of the BCA, (a) the equity holders of Rorschach immediately prior to the closing received, in the aggregate, that number of shares of Common Stock equal to one-fifth
of the aggregate amount of the cash and HYPE Tokens Value (as defined in the BCA) held by Rorschach immediately prior to the Closing, divided by $1.25 (except that one equity holder of Rorschach received, in lieu of a portion of the shares of Common Stock otherwise issuable to it, shares of the Company’s newly-designated Series A Preferred Stock), and (b) at the Closing the Company issued to Rorschach Advisors LLC (the “Advisor”) 7,761,860 shares of Common Stock (the “Advisor Shares”) and the Advisor Warrants.
Concurrently with the Closing and in connection with the Rorschach Merger and the Sonnet Merger, the Company received approximately $299.9 million in cash and approximately 12.5 million HYPE tokens from investors who had previously entered into contribution and subscription agreements with Rorschach or Sonnet, respectively. At Closing, such 12.5 million HYPE tokens were valued at $411.3 million, resulting in a unrealized loss of $169.2 million, which has been recorded by the Company on its consolidated statements of operations as a component of “Loss on HYPE contribution commitment”.
Acquisition of Sonnet
Also pursuant to the terms of the BCA, at the Closing the Company acquired all the outstanding equity of Sonnet, as further discussed in Note 1. The acquisition of Sonnet was accounted for as an asset acquisition because the fair value of the assets acquired were concentrated in a single asset (i.e., in-process
research and development).
At the effective time of the acquisition of Sonnet (the “Effective Time”):

(i)
Each share of Sonnet common stock issued and outstanding immediately prior to the Effective Time (excluding the shares of Sonnet common stock issued to the subscribers in the Closing PIPE) was canceled and converted into the right to receive one-fifth
of one share of Common Stock and one Contingent Value Right (a “CVR”) (together, the “Per Share Merger Consideration”)

(ii)
Each Sonnet vested restricted stock unit (the “Sonnet Vested RSU”) outstanding immediately prior to the Effective Time was canceled and converted into the right to receive the Per Share Merger Consideration;

(iii)
Each Sonnet
in-the-money
warrant outstanding immediately prior to the Effective Time was canceled and converted into the right to receive, for each share of Company Common Stock the holder of such Sonnet in-the-money
warrant would have received had such Sonnet
in-the-money
warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the Per Share Merger Consideration;

(iv)
Each Sonnet
out-of-the-money
warrant outstanding and unexercised immediately prior to the Effective Time (a) ceased to represent a Sonnet out-of-the-money
warrant in respect of shares of Sonnet Common Stock and was assumed by the Company and automatically converted into a warrant to acquire the same number of shares of Common Stock, subject to the same terms and conditions as were applicable to the applicable Sonnet out-of-the-money
warrant immediately prior to the Effective Time, with the right to receive, for each share of Sonnet Common Stock the holder of such Sonnet out-of-the-money
warrant would have received had such Sonnet
out-of-the-money
warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the Per Share Merger Consideration or (b) entitled the holder of such Sonnet out-of-the-money
warrant to such other consideration that such holder was entitled to receive pursuant to the terms of such holder’s out-of-the-money
warrant; and

(v)	All shares of Sonnet Common Stock held in the treasury of Sonnet were canceled without any conversion thereof and no payment or distribution was or will be made with respect thereto.
The total cost of the acquisition of Sonnet is $44.8 million, which is comprised of the issuance of 3,680,346 shares representing $17.8 million of fair value of Common Stock of the Company issued, the issuance of 2,400,000 Common Stock warrants representing $12.5 million of the fair value of the warrants, $5.3 million of cash obligation to settle former Sonnet warrants and $9.3 million of allocated transaction expenses.

The total cost of the acquisition of Sonnet and the allocation to the assets acquired and liabilities assumed are summarized in the following table (in thousands):

Assets Acquired and Liabilities Assumed
Cash	$10,347
Assembled workforce	800
In-process research and development	35,605
Other assets	1,788
Accounts payable	(2,707)
Accrued expenses and other current liabilities	(999)

Total net assets acquired	$44,834

Cost of the Acquisition
Fair value of HSI Common stock issued	17,771
Fair value of HSI Warrants issued	12,478
Cash to settle outstanding Sonnet warrants	5,261

Total consideration paid to Sonnet	35,510
Transaction costs	9,324

Total cost of the acquisition	$44,834

The value attributed to
in-process
research and development intangible asset was expensed during the year ended June 30, 2026 as a component of “
IPR&D
write-off
from Sonnet acquisition
” included as part of Operating Income (Expense) on the Company’s consolidated statements of operations, as it was determined to have no alternative future use at the time of the acquisition.
Disposition of Certain Sonnet Assets
As described in Note 1, on March 31, 2026, the Company entered into an APA with Guidant and consummated the transactions contemplated by the APA. In connection with the APA, the Company transferred $1.325 million in cash, various developmental assets and patents related to Sonnet’s tumor delivery platforms, certain employees and Sonnet’s Australian subsidiary to Guidant, and subsequently in the fourth quarter in accordance with the terms of the APA provided an additional $1.0 million upon the execution of definitive investment agreements. In exchange, the Company received a 40% common stock interest in Guidant. In connection with the APA, the Company engaged Guidant under a transaction services agreement (the “TSA”) to provide services to the Company for fees of $0.175 million, paid at closing of the APA. As a result of the APA, the Company accounted for its investment in Guidant as an equity method investment as of June 30, 2026, and derecognized the intangible asset for the assembled workforce, which was included in the equity method investment.